LEASE LIABILITIES (Details Narrative)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Weighted Average Discount Rate, Percent	5.80%	8.60%
Finance Lease, Weighted Average Remaining Lease Term	8 years 3 months 18 days	11 years 3 months 18 days